CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss)	$ (162,043,234)	$ (11,601,068)	$ 34,805,905
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	16,544,668	15,006,676	29,279,835
Loss from equity in affiliates	216,017	224,752	227,977
Loss (gain) on disposal of investment or subsidiaries		185,777	(271,501)
Provision for allowance for doubtful accounts	4,399,176	14,797,072	18,959,895
Share-based compensation	3,524,864	10,655,448	11,518,112
Unrealized gain on marketable securities	(911,873)	(180,112)
Goodwill impairment	41,222,971	0	0
Others	681,343	524,810	274,263
Changes in operating assets and liabilities:
Restricted cash	(336,690)
Accounts receivable	(18,751,344)	23,454,688	(12,189,414)
Marketable securities		(2,001,242)
Customer deposits	3,456,913	18,887,756	(58,833,225)
Amounts due from related parties	3,804,706	(7,872,808)	(8,222)
Prepaid expenses and other current assets	(1,201,142)	9,310,657	(8,334,672)
Other non-current assets	69,531	17,136	(264,398)
Accounts payable	1,226,158	1,230,644	(42,576)
Accrued payroll and welfare expenses	(5,152,301)	(3,954,784)	(2,265,584)
Income tax payable	(3,068,915)	(646,293)	9,774,416
Other tax payable	(5,571,572)	(15,401,042)	4,214,594
Amounts due to related parties	1,511,521	(7,620,658)	48,449,802
Other current liabilities and accrued expenses	20,269,099	5,507,463	(16,319,318)
Deferred tax assets	(22,152,629)	(11,399,496)	(4,605,135)
Deferred tax liabilities	(2,242,038)	(4,016,850)	(3,095,758)
Net cash provided by/(used in) operating activities	(124,504,771)	35,108,526	51,274,996
Investing activities:
Deposits for and purchases of property and equipment and intangible assets	(2,526,921)	(4,243,386)	(14,810,650)
Investment in affiliates			(369,595)
Cash paid for business acquisitions, net of cash acquired	(5,878,393)
Cash outflow due to disposal of a subsidiary		(129,643)
Proceeds from disposal of property and equipment	293,704	57,186	80,472
Net cash used in investing activities	(8,111,610)	(4,315,843)	(15,099,773)
Financing activities:
Contribution from non-controlling interest shareholders		296,959
Proceeds of loans from related parties		89,462,593
Repayment of loans to related parties	(1,862,593)	(87,600,000)	(42,513,286)
Dividends paid to non-controlling interests			(10,260)
Proceeds from exercise of options		314,750	1,582,240
Acquisition of non-controlling interest of subsidiaries		(7,079,295)	(17,360,080)
Dividends to shareholders			(26,873,022)
Net cash used in financing activities	(1,862,593)	(4,604,993)	(85,174,408)
Effect of exchange rate changes on cash and cash equivalents	11,109,296	(12,145,925)	(8,515,962)
Net increase (decrease) in cash and cash equivalents	(123,369,678)	14,041,765	(57,515,147)
Cash and cash equivalents at the beginning of the year	274,337,674	260,295,909	317,811,056
Cash and cash equivalents at the end of the year	150,967,996	274,337,674	260,295,909
Supplemental disclosure of cash flow information:
Income taxes paid	10,256,545	10,199,779	5,196,133
Non-cash investing and financing activities:
Non-controlling interest recognized in connection with business acquisition	$ 59,595
Total equity decreased in connection with disposal of a subsidiary		(187,429)
Decrease in amount due to related party due to vesting of restricted shares		$ 1,012,000	1,012,000
Payables for acquisition of non-controlling interest			$ (7,338,593)